Annual Total Returns- Federated Hermes Government Obligations Fund (Capital Shares) [BarChart] - Capital Shares - Federated Hermes Government Obligations Fund - CAP	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.13%	0.63%	1.59%	1.96%	0.30%